UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: April 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET

MUNICIPAL HIGH INCOME FUND

FORM N-Q

APRIL 30, 2013

Notes to schedule of investments (unaudited)

Investments in Municipal High Income Portfolio, at value $1,093,545,046.

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Effective November 29, 2012, the Fund began investing all of its investable assets in Municipal High Income Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (99.998% at April 30, 2013) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

(b) Credit and market risk. Prior to the Fund’s investment in the Portfolio, the Fund invested in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

2. Derivative Instruments and Hedging Activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period August 1, 2012 through November 28, 2012, the volume of derivative activity for the Fund was as follows:

Average market value
Futures contracts (to sell)†	$24,821,469

†	At April 30, 2013, there were no open positions held in this derivative.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited)	April 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 93.3%
Arizona - 1.9%
Pima County, AZ, IDA Educational Revenue, Noah Webster Basic School	6.125%	12/15/34	$1,000,000	$1,010,870
Pima County, AZ, IDA Revenue, Tucson Electric Power Co.	5.750%	9/1/29	8,000,000	8,420,880
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/37	7,000,000	7,853,090
University Medical Center Corp., AZ, Hospital Revenue	6.000%	7/1/24	1,250,000	1,473,312
University Medical Center Corp., AZ, Hospital Revenue	6.500%	7/1/39	2,000,000	2,326,220

Total Arizona				21,084,372

California - 12.4%
Alhambra, CA, Revenue:
Atherton Baptist Homes	7.500%	1/1/30	1,640,000	1,830,371
Atherton Baptist Homes	7.625%	1/1/40	1,500,000	1,669,425
California EFA Revenue:
College and University Financing Program	5.000%	2/1/14	1,595,000	1,623,216
College and University Financing Program	5.000%	2/1/15	1,670,000	1,728,584
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	14,000,000	14,340,340	(a)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	10,000,000	10,375,400
California State Public Works Board, Lease Revenue:
California State Prisons LA	5.250%	10/1/24	4,000,000	4,806,160
California State Prisons LA	5.250%	10/1/25	2,870,000	3,438,805
California State Prisons LA	5.000%	10/1/28	3,500,000	3,964,030
Various Capital Projects	5.125%	10/1/31	2,000,000	2,281,880
California Statewide CDA Revenue:
American Baptist Homes of the West	2.100%	10/1/19	2,250,000	2,251,845
American Baptist Homes of the West	2.400%	10/1/20	1,250,000	1,251,025
Lodi Memorial Hospital, California Mortgage Insurance	5.000%	12/1/37	14,000,000	15,139,180
Senior Living-Presbyterian Homes	4.750%	11/15/26	1,920,000	1,964,448
Senior Living-Presbyterian Homes	4.875%	11/15/36	6,000,000	6,047,280
Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue	7.875%	6/1/42	3,150,000	3,168,931	(b)
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
Multiple Capital Project II	5.000%	8/1/29	2,500,000	2,887,850
Multiple Capital Project II	5.000%	8/1/31	3,000,000	3,441,990
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	29,000,000	40,886,520
Palomar, CA, Pomerado Health Care District, COP	6.750%	11/1/39	5,000,000	5,642,450
Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/36	1,250,000	1,254,050
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	5,000,000	5,766,850

Total California				135,760,630

Colorado - 3.9%
Colorado Educational & Cultural Facilities Authority Revenue:
Charter School Refunding, Jefferson Project	6.000%	6/15/33	1,500,000	1,510,035	(b)
Cheyenne Mountain Charter Academy Foundation	5.375%	6/15/38	2,585,000	2,638,820
Colorado Health Facilities Authority Revenue:
Christian Living Communities Project	5.750%	1/1/37	2,000,000	2,133,420
The Evangelical Lutheran Good Samaritan Society	6.125%	6/1/38	7,000,000	7,439,950	(b)

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - continued
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	$18,000,000	$24,446,160
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	4,000,000	3,569,760
Southlands, CO, Metropolitan District No. 1, GO	7.125%	12/1/34	1,000,000	1,107,010	(b)

Total Colorado				42,845,155

Delaware - 4.2%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	29,000,000	31,188,050
New Castle County, DE, Revenue, Newark Charter School Inc. Project	5.000%	9/1/36	1,000,000	1,034,630
Sussex County, DE, Recovery Zone Facility Revenue, NRG Energy Inc., Indian River Power LLC	6.000%	10/1/40	12,000,000	13,593,000

Total Delaware				45,815,680

District of Columbia - 0.3%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	2,130,000	2,261,442
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,302,100

Total District of Columbia				3,563,542

Florida - 2.1%
Bonnet Creek Resort Community Development District, Special Assessment	7.500%	5/1/34	1,000,000	997,900
Hillsborough County, FL, IDA Revenue, National Gypsum Convention	7.125%	4/1/30	1,000,000	1,000,290	(a)
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	3,500,000	3,529,890	(a)
North Sumter County Utility Dependent District, FL, Solid Waste Revenue	5.000%	10/1/42	5,000,000	5,086,150
Orange County, FL, Health Facilities Authority Revenue, First Mortgage Healthcare Facilities Revenue Bonds, GF/Orlando Inc. Project	9.000%	7/1/31	1,775,000	1,775,408
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	2,500,000	2,122,237
Seminole Tribe Florida Special Obligation Revenue	5.750%	10/1/22	5,000,000	5,553,100	(c)
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	3,000,000	3,247,200	(c)

Total Florida				23,312,175

Georgia - 2.4%
Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	5,865,000	6,464,755
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	9,000,000	10,422,810
Franklin County, GA, Industrial Building Authority Revenue:
Emmanuel College Inc.	5.750%	11/1/25	1,000,000	998,230
Emmanuel College Inc.	6.000%	11/1/32	2,850,000	2,843,502
Emmanuel College Inc.	6.250%	11/1/43	3,000,000	2,991,870
Gainesville & Hall County, GA, Development Authority Retirement Community Revenue:
Acts Retirement-Life Communities Inc.	6.375%	11/15/29	700,000	818,398
Acts Retirement-Life Communities Inc.	6.625%	11/15/39	1,085,000	1,264,936

Total Georgia				25,804,501

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hawaii - 1.2%
Hawaii State Department of Budget & Finance Special Purpose Revenue:
Craigside Retirement Residence	7.500%	11/15/15	$3,315,000	$3,325,144
Craigside Retirement Residence	8.750%	11/15/29	800,000	953,152
Hawaiian Electric Co.	6.500%	7/1/39	8,000,000	9,362,800

Total Hawaii				13,641,096

Illinois - 2.7%
Illinois Development Finance Authority Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,253,803	(a)
Illinois Finance Authority Revenue:
Park Place of Elmhurst	8.000%	5/15/30	5,000,000	5,173,050
Park Place of Elmhurst	8.125%	5/15/40	11,835,000	12,226,620
Refunding, Chicago Charter School Project	5.000%	12/1/36	3,000,000	3,081,870
Refunding, OSF Healthcare System	5.750%	11/15/37	2,500,000	2,758,125
Illinois State Finance Authority Revenue, Franciscan Communities Inc.	5.125%	5/15/43	2,700,000	2,777,841

Total Illinois				29,271,309

Indiana - 2.2%
Indiana State Finance Authority Revenue:
Educational Facilities, Marian University Project	6.375%	9/15/41	15,000,000	16,589,400
Private Activity Ohio River Bridges East End Crossing Project	5.000%	7/1/48	5,500,000	5,740,240	(a)
Vanderburgh County, IN, Redevelopment Commission, Redevelopment District Tax Increment Revenue	5.250%	2/1/31	1,400,000	1,532,034

Total Indiana				23,861,674

Kentucky - 1.9%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health Systems	6.375%	6/1/40	15,000,000	17,994,600
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	2,500,000	2,654,325

Total Kentucky				20,648,925

Louisiana - 0.3%
Epps, LA, COP	8.000%	6/1/18	775,000	690,920
Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA	6.550%	9/1/25	595,000	668,596
Louisiana Public Facilities Authority Revenue, Entergy Louisiana LLC Project	5.000%	6/1/30	1,535,000	1,626,639

Total Louisiana				2,986,155

Maryland - 4.8%
Maryland Industrial Development Financing Authority, EDR, Our Lady of Good Counsel School	6.000%	5/1/35	1,000,000	1,041,680
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	9,000,000	10,242,000
Transportation Facilities Project	5.750%	6/1/35	21,625,000	24,609,250
Maryland State EDC, Student Housing Revenue Bonds, University of Maryland, College Park Projects	5.800%	6/1/38	5,000,000	5,369,300
Maryland State Health & Higher EFA Revenue:
Mercy Medical Center	6.250%	7/1/31	9,000,000	10,785,780

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - continued
Washington Christian Academy	5.250%	7/1/18	$250,000	$72,500
Washington Christian Academy	5.500%	7/1/38	1,170,000	339,300

Total Maryland				52,459,810

Massachusetts - 3.3%
Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project	7.875%	3/1/25	1,120,000	1,046,125	(a)
Massachusetts State DFA Revenue, Tufts Medical Center Inc.	6.875%	1/1/41	4,000,000	4,810,640
Massachusetts State HEFA Revenue:
Massachusetts Eye & Ear Infirmary	5.375%	7/1/35	10,000,000	10,887,300
Suffolk University	5.750%	7/1/39	13,740,000	15,618,670
University of Massachusetts Memorial Health Care Inc.	5.000%	7/1/33	4,000,000	4,106,840

Total Massachusetts				36,469,575

Michigan - 2.7%
Allen Academy, MI, COP	8.000%	6/1/33	3,500,000	3,591,315	(b)
Detroit, MI, Water Supply System Revenue, Senior Lien	5.250%	7/1/41	5,000,000	5,424,000
Michigan Finance Authority Revenue, Detroit School District	5.500%	6/1/21	10,000,000	12,060,000
Michigan State Strategic Fund Limited Obligation Revenue:
Evangelical Homes of Michigan	5.250%	6/1/32	1,000,000	1,010,750
Evangelical Homes of Michigan	5.500%	6/1/47	1,000,000	1,010,630
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	4,000,000	5,103,680
Saline, MI, Economic Development Corp. Revenue, Evangelical Homes of Michigan Project	5.500%	6/1/47	1,235,000	1,248,128

Total Michigan				29,448,503

Minnesota - 0.2%
St. Paul, MN, Port Authority Lease Revenue:
Regions Hospital Parking Ramp Project	5.000%	8/1/21	475,000	490,913
Regions Hospital Parking Ramp Project	5.000%	8/1/36	1,375,000	1,385,120

Total Minnesota				1,876,033

Missouri - 0.5%
Missouri State HEFA Revenue, Lutheran Senior Services	6.000%	2/1/41	2,000,000	2,262,580
Raytown, MO, Annual Appropriation Supported Tax:
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/19	1,000,000	1,084,200
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/20	1,555,000	1,679,695

Total Missouri				5,026,475

Nebraska - 1.2%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/42	12,000,000	12,964,800

New Jersey - 3.8%
New Jersey EDA Revenue, Newark Downtown District Management Corp.	5.125%	6/15/27	400,000	414,448
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.125%	9/15/23	8,000,000	8,316,000	(a)
Refunding	6.875%	1/1/37	11,000,000	11,148,830	(a)
Refunding, Gloucester Marine Project	6.625%	1/1/37	3,485,000	3,571,045

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
School Facilities Construction	1.780%	3/1/28	$17,500,000	$17,725,225	(d)

Total New Jersey				41,175,548

New Mexico - 0.7%
Otero County, NM:
COP, Jail Project Revenue	5.750%	4/1/18	1,630,000	1,599,242
COP, Jail Project Revenue	6.000%	4/1/23	500,000	466,340
COP, Jail Project Revenue	7.500%	12/1/24	5,510,000	5,537,715
COP, Jail Project Revenue	6.000%	4/1/28	500,000	434,005

Total New Mexico				8,037,302

New York - 7.0%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	31,870,000	37,921,157
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College	5.000%	8/1/46	2,500,000	2,636,500
Herkimer County, NY, IDA, Folts Adult Home, FHA, GNMA	5.500%	3/20/40	945,000	1,026,081
Hudson, NY, Yards Infrastructure Corp. Revenue	5.750%	2/15/47	10,000,000	11,751,600
Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside	6.700%	1/1/43	2,395,000	1,438,269
New York City, NY, IDA, Civic Facilities Revenue:
Amboy Properties Corp. Project	6.750%	6/1/20	2,030,000	2,030,000
Special Needs Facilities Pooled Program	8.125%	7/1/19	525,000	527,315
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution Fiscal 2013	5.000%	6/15/47	10,000,000	11,414,800
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	7,000,000	8,324,960

Total New York				77,070,682

Ohio - 1.5%
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Senior Housing, St. Clarence - GEAC, LLC	6.125%	5/1/26	500,000	502,210
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,310,000	2,313,996
Lorain County, OH, Port Authority, Recovery Zone Facility Revenue, U.S. Steel Corp. Project	6.750%	12/1/40	5,000,000	5,503,000
Miami County, OH, Hospital Facilities Revenue, Refunding & Improvement Upper Valley Medical Center	5.250%	5/15/26	2,000,000	2,114,040
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	5,000,000	5,500,950

Total Ohio				15,934,196

Oklahoma - 0.8%
Oklahoma HFA, Single-Family Mortgage, GNMA	7.997%	8/1/18	30,000	30,638	(a)
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,143,140
Montereau Inc. Project	7.250%	11/1/40	7,000,000	7,911,190

Total Oklahoma				9,084,968

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 4.3%
Dauphin County, PA, General Authority Revenue, Office & Parking, Riverfront Office Center Project	6.000%	1/1/25	$4,390,000	$4,402,336
Harrisburg, PA, University Revenue, Harrisburg University of Science and Technology	6.000%	9/1/36	3,000,000	2,200,920	(e)
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,469,320
Montgomery County, PA, IDA Revenue:
Acts Retirement-Life Communities	5.000%	11/15/25	3,305,000	3,779,631
Acts Retirement-Life Communities	5.000%	11/15/26	2,875,000	3,275,746
Acts Retirement-Life Communities	5.000%	11/15/27	1,670,000	1,894,381
Pennsylvania Economic Development Financing Authority:
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.625%	1/1/19	1,420,000	1,635,826
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	5,000,000	5,781,450
Solid Waste Disposal Revenue, Waste Management Inc. Project	5.100%	10/1/27	1,000,000	1,082,870	(a)
Pennsylvania Economic Development Financing Authority, Health Systems Revenue, Albert Einstein Healthcare	6.250%	10/15/23	5,000,000	5,847,400
Pennsylvania HEFA Revenue, Shippensburg University	6.000%	10/1/31	3,500,000	4,041,625
Philadelphia, PA, Authority for IDR, Discovery Charter School Inc. Project	6.250%	4/1/42	635,000	703,517
Philadelphia, PA, Hospitals & Higher EFA Revenue, Temple University Health System	6.250%	7/1/23	7,000,000	7,836,850

Total Pennsylvania				46,951,872

Puerto Rico - 3.7%
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	9,000,000	8,986,410
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	5,000,000	5,326,200	(f)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	9,000,000	9,475,110
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/42	7,000,000	7,653,100
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/43	8,500,000	8,880,885

Total Puerto Rico				40,321,705

Rhode Island - 0.1%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	1,000,000	793,130

South Carolina - 0.2%
Newberry County, SC, Special Source Revenue, Refunding J.F. Hawkins Nursing Home, Radian	5.000%	3/1/30	2,000,000	2,168,140	(b)

Tennessee - 0.1%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project	5.750%	9/1/37	1,000,000	1,023,270

Texas - 18.8%
Austin-Bergstrom, TX, Landhost Enterprises Inc., Airport Hotel, Senior Bonds	6.750%	4/1/27	5,025,000	2,486,320
Burnet County, TX, Public Facility Project Revenue	7.750%	8/1/29	2,825,000	1,977,500
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	2,500,000	2,927,000
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	3,000,000	3,186,360	(g)

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Central Texas Regional Mobility Authority Revenue	6.000%	1/1/41	$5,000,000	$5,822,400
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/42	2,000,000	2,083,900	(g)
Central Texas Regional Mobility Authority Revenue:
Capital Appreciation	0.000%	1/1/36	2,800,000	853,860
Capital Appreciation	0.000%	1/1/38	2,000,000	543,960
Capital Appreciation	0.000%	1/1/40	2,200,000	535,612
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.000%	12/1/30	1,120,000	1,296,848
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.125%	12/1/40	4,000,000	4,587,360
Dallas-Fort Worth, TX, International Airport Revenue, Joint Improvement	5.000%	11/1/42	3,455,000	3,655,805	(a)
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	2,069,360	(a)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Healthcare System	1.080%	6/1/22	5,635,000	5,636,803	(d)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	5,135,000	5,904,993
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Inc. Projects	6.125%	7/15/27	6,645,000	6,674,437	(a)
Special Facilities, Continental Airlines Inc., Terminal Projects	6.500%	7/15/30	6,500,000	7,339,865	(a)
Special Facilities, Continental Airlines Inc., Terminal Projects	6.625%	7/15/38	5,000,000	5,651,900	(a)
Love Field Airport Modernization Corp., TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	15,615,000	17,037,058
Maverick County, TX, Public Facility Corp. Project Revenue	6.375%	2/1/29	520,000	428,480
Midlothian, TX, Development Authority, Tax Increment Contract Revenue	6.200%	11/15/29	2,500,000	2,528,175
Midlothian, TX, Development Authority, Tax Increment Contract Revenue, Refunding, Subordinated Lien	5.125%	11/15/26	935,000	960,329
North Texas Tollway Authority Revenue	5.750%	1/1/33	10,000,000	11,308,300
North Texas Tollway Authority Revenue	6.250%	1/1/39	2,000,000	2,322,460
Port Corpus Christi, TX, Celanese Project	6.450%	11/1/30	1,995,000	2,013,055
San Leanna Educational Facilities Corp., Education Revenue:
Saint Edwards University Project	5.000%	6/1/20	1,000,000	1,096,740
Saint Edwards University Project	5.125%	6/1/22	2,000,000	2,175,560
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	2,750,000
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	6,500,000	8,268,195
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	28,000,000	33,736,080
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	29,460,000	36,125,620
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/28	10,000,000	10,908,200
Texas State Public Finance Authority, Charter School Finance Corp. Revenue, Cosmos Foundation Inc.	6.200%	2/15/40	4,000,000	4,799,440
Texas State Public Finance Authority, Charter School Finance Corp. Revenue:
Cosmos Foundation Inc.	6.000%	2/15/30	1,000,000	1,198,520
Uplift Education	5.875%	12/1/36	1,000,000	1,085,530

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Willacy County, TX, PFC Project Revenue	8.250%	12/1/23	$2,860,000	$2,924,207
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	570,000	562,744

Total Texas				205,462,976

U.S. Virgin Islands - 0.8%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	7,500,000	8,683,425

Virginia - 2.7%
Broad Street CDA Revenue	7.500%	6/1/33	748,000	767,014	(b)
Chesterfield County, VA, EDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric Power Co. Project	5.600%	11/1/31	6,000,000	6,447,480	(a)
Virginia Beach, VA, Development Authority, MFH Revenue:
Residential Rental Hampton Project	7.500%	10/1/39	2,300,000	2,378,361	(a)
Residential Rental Mayfair Project	7.500%	10/1/39	2,305,000	2,383,532	(a)
Virginia State Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo LLC Project	5.500%	1/1/42	8,000,000	8,720,080	(a)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.750%	7/1/38	7,500,000	9,310,800

Total Virginia				30,007,267

West Virginia - 0.3%
Pleasants County, WV, PCR, Refunding, County Commission, Allegheny Energy Supply Co., LLC	5.250%	10/15/37	3,000,000	3,201,810

Wisconsin - 0.3%
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	6.400%	4/15/33	1,000,000	1,003,310
Aurora Health Care Inc.	5.625%	4/15/39	2,000,000	2,254,880

Total Wisconsin				3,258,190

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $916,234,972)				1,020,014,891

SHORT-TERM INVESTMENTS - 5.5%
California - 0.1%
California Statewide CDA Revenue, Los Angeles County Museum of Art, LOC-Union Bank N.A.	0.190%	12/1/37	700,000	700,000	(h)(i)

Colorado - 0.1%
University of Colorado Hospital Authority Revenue, LOC-Wells Fargo Bank N.A.	0.220%	11/15/41	1,300,000	1,300,000	(h)(i)

Florida - 2.2%
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Miami Children’s Hospital Project, NATL, LOC-Wells Fargo Bank N.A.	0.220%	8/1/34	18,475,000	18,475,000	(h)(i)
Orlando & Orange County, FL, Expressway Authority Revenue, LOC-SunTrust Bank	0.260%	7/1/40	5,900,000	5,900,000	(h)(i)
Palm Beach County, FL, Revenue, Comprehensive Alcoholism Rehabilitation Programs Inc., LOC-Wells Fargo Bank N.A.	0.310%	4/1/20	100,000	100,000	(h)(i)

Total Florida				24,475,000

Kansas - 0.0%
Kansas State Department of Transportation Highway Revenue, SPA-Dexia Credit Local & Westdeutsche Landesbank	0.200%	9/1/19	450,000	450,000	(h)(i)

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - 0.1%
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue:
Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-FNMA, FHLMC	0.200%	7/1/36	$420,000	$420,000	(h)(i)
Housing Oak Mill II Apartments, LOC-Bank of America N.A.	0.250%	5/1/26	400,000	400,000	(h)(i)

Total Maryland				820,000

Massachusetts - 0.3%
Massachusetts State DFA Revenue, Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.180%	7/1/46	3,400,000	3,400,000	(h)(i)

New York - 1.5%
New York City, NY, GO, SPA-Dexia Credit Local	0.350%	8/1/28	2,400,000	2,400,000	(h)(i)
New York City, NY, Health & Hospital Corp. Revenue, HHC Capital Corp., LOC-TD Bank N.A.	0.200%	2/15/31	300,000	300,000	(h)(i)
New York City, NY, MFA, Water & Sewer System Revenue, Second General Resolution, SPA-Dexia Credit Local	0.400%	6/15/32	5,000,000	5,000,000	(h)(i)
New York City, NY, TFA, Subordinated, LIQ-Dexia Credit Local	0.330%	11/1/22	100,000	100,000	(h)(i)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.330%	8/1/31	100,000	100,000	(h)(i)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.350%	11/1/22	1,000,000	1,000,000	(h)(i)
New York City, NY, TFA, Future Tax Secured Revenue, SPA-Dexia Credit Local	0.350%	8/1/23	1,900,000	1,900,000	(h)(i)
New York City, NY, Trust for Cultural Resources Revenue, American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.190%	4/1/29	550,000	550,000	(h)(i)
New York, NY, GO, Subordinated, LOC-Dexia Credit Local	0.350%	3/1/34	4,800,000	4,800,000	(h)(i)

Total New York				16,150,000

North Carolina - 0.5%
Charlotte, NC, Water & Sewer System Revenue, SPA-Wells Fargo Bank N.A.	0.200%	7/1/27	600,000	600,000	(h)(i)
Guilford County, NC, GO, SPA-Wells Fargo Bank N.A.	0.200%	3/1/25	3,300,000	3,300,000	(h)(i)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.210%	2/1/34	1,400,000	1,400,000	(h)(i)

Total North Carolina				5,300,000

Ohio - 0.0%
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities, SPA-Wells Fargo Bank N.A.	0.250%	9/1/36	300,000	300,000	(a)(h)(i)

Pennsylvania - 0.2%
Delaware County Authority, PA:
Dunwoody Village Inc., LOC-Citizens Bank of PA	0.250%	4/1/30	185,000	185,000	(h)(i)
White Horse Village Inc. Project, LOC-Citizens Bank of Pennsylvania	0.250%	7/1/36	900,000	900,000	(h)(i)

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Pennsylvania State Turnpike Commission, Registration Fee Revenue, Refunding, AGM, SPA-JPMorgan Chase	0.280%	7/15/41	$1,200,000	$1,200,000	(h)(i)

Total Pennsylvania				2,285,000

Tennessee - 0.1%
Blount County, TN, Public Building Authority, Local Government Public Improvement, LOC-Branch Banking & Trust	0.250%	6/1/30	700,000	700,000	(h)(i)

Virginia - 0.2%
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, SPA-Wells Fargo Bank N.A.	0.130%	7/1/42	2,900,000	2,900,000	(h)(i)

Washington - 0.1%
Washington State Health Care Facilities Authority Revenue, Multicare Health System, LOC-Barclays Bank PLC	0.180%	8/15/41	800,000	800,000	(h)(i)

Wisconsin - 0.1%
Ladysmith, WI, IDR, Indeck Ladysmith LLC Project, LOC-Wells Fargo Bank N.A.	0.210%	8/1/27	1,000,000	1,000,000	(h)(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $60,580,000)				60,580,000

TOTAL INVESTMENTS - 98.8% (Cost - $976,814,972#)				1,080,594,891
Other Assets in Excess of Liabilities - 1.2%				12,968,157

TOTAL NET ASSETS - 100.0%				$1,093,563,048

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	The coupon payment on these securities is currently in default as of April 30, 2013.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Security is purchased on a when-issued basis.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2013

IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
Radian	— Radian Asset Assurance - Insured Bonds
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

Summary of Investments by Industry †

Health Care	17.9%
Industrial Revenue	17.7
Transportation	17.0
Education	12.5
Special Tax Obligation	7.6
Power	6.8
Water & Sewer	4.5
Other	4.3
Pre-Refunded/Escrowed to Maturity	2.2
Leasing	1.5
Solid Waste/Resource Recovery	1.2
Local General Obligation	0.7
Housing	0.5
Short-Term Investments	5.6

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of April 30, 2013 and are subject to change.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	0.4%
AA/Aa	3.3
A	28.7
BBB/Baa	45.6
BB/Ba	2.9
B/B	2.9
A-1/VMIG 1	5.6
NR	10.6

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the lowest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Municipal High Income Portfolio (the “Portfolio”) is a diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2013, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to schedule of investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$1,020,014,891	—	$1,020,014,891
Short-term investments†	—	60,580,000	—	60,580,000

Total investments	—	$1,080,594,891	—	$1,080,594,891

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$1,350,563	—	—	$1,350,563

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities Traded on a When-Issued Basis. The Portfolio may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Credit and market risk. The Portfolio invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher

Notes to schedule of investments (unaudited) (continued)

rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$113,579,083
Gross unrealized depreciation	(9,799,164)

Net unrealized appreciation	$103,779,919

At April 30, 2013, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 30-Year Bonds	421	6/13	$61,115,312	$62,465,875	$(1,350,563)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Portfolio’s derivative instruments categorized by risk exposure at April 30, 2013.

Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Depreciation
Interest Rate Risk	($1,350,563)

During the period ended April 30, 2013, the volume of derivative activity for the Portfolio was as follows:

Average market value
Futures contracts (to sell)	$45,283,875

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	June 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive officer

Date:	June 25, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	June 25, 2013